Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) $ in Thousands, ₪ in Millions		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2012 ILS (₪)	May 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Jun. 30, 2010 ILS (₪)
Debt Disclosure [Abstract]
Series A Notes		$ 112,060	$ 181,713	₪ 92	$ 24,407	₪ 807	$ 217,420	₪ 1,100
Less – Current maturities		(59,737)	(67,497)
Carrying amount adjustments on Series A Notes	[1]	3,842	10,420
Premium on Series A Notes, net		138	229
Series A Notes, net of current maturities		$ 56,303	$ 124,865

[1]	As a result of fair value hedge accounting, described below and in Notes 2Y and 2AA, the carrying amount of the Series A Notes is adjusted for changes in the interest rates.